Note 12 - Related party balances and transactions: Summary of related party balance (Details) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts and Notes Receivable Related Parties Current	$ 327,556	$ 319,589	$ 327,556	$ 319,589
Provision For Doubtful Accounts Of Prepayments			(47,115)	(7,382)
Prepayments
Prepaid Expense Related Parties Current	3,815,321	1,048,745	3,815,321	1,048,745
Provision For Doubtful Accounts Of Prepayments	53,497	0	53,497	0	$ 0
Increase Decrease in Provision for Doubtful Accounts of Prepayments			54,267	0
Exchange Rate Effect in Provision for Doubtful Accounts of Prepayments			(770)
Fdt Qingdao Intellectual Technology Co. Ltd | Prepayments
Prepaid Expense Related Parties Current	776,878	0	776,878	0
Tungray (Kunshan) Industrial Automation Co., Ltd | Prepayments
Prepaid Expense Related Parties Current	3,003,903	993,745	3,003,903	993,745
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd | Prepayments
Prepaid Expense Related Parties Current	14,286	0	14,286	0
Qingdao Tungray Technology Development Co., Ltd. | Prepayments
Prepaid Expense Related Parties Current	53,497	55,000	53,497	55,000
Shanghai Tongrui Investment Management Co., Ltd. | Prepayments
Prepaid Expense Related Parties Current	20,254	0	20,254	0
Account Receivable | Fdt Qingdao Intellectual Technology Co. Ltd
Accounts and Notes Receivable Related Parties Current	30,092	19,372	30,092	19,372
Account Receivable | Tungray (Kunshan) Industrial Automation Co., Ltd
Accounts and Notes Receivable Related Parties Current	210,811	202,679	210,811	202,679
Account Receivable | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Accounts and Notes Receivable Related Parties Current	51,444	52,889	51,444	52,889
Account Receivable | Kunshan Tungray Intelligent Technology Co., Ltd.
Accounts and Notes Receivable Related Parties Current	35,209	44,649	35,209	44,649
Accounts Payable
Accounts Payable Related Party Current	79,988	498,923	79,988	498,923
Accounts Payable | Fdt Qingdao Intellectual Technology Co. Ltd
Accounts Payable Related Party Current	13,700	365,665	13,700	365,665
Accounts Payable | Kunshan Tungray Intelligent Technology Co., Ltd.
Accounts Payable Related Party Current	6,346	0	6,346	0
Accounts Payable | Qingdao Tungray Technology Development Co., Ltd.
Accounts Payable Related Party Current	8,841	26,061	8,841	26,061
Accounts Payable | Shanghai Tongrui Industrial Automation Equipment Co., Ltd
Accounts Payable Related Party Current	31,510	32,395	31,510	32,395
Accounts Payable | Shanghai Tongrui Investment Management Co., Ltd.
Accounts Payable Related Party Current	0	54,661	0	54,661
Accounts Payable | Hefei CAS Dihuge Automation Co., Ltd.
Accounts Payable Related Party Current	19,591	20,141	19,591	20,141
Other Receivables
Other Receivables Related Parties	320,447	23,816	320,447	23,816
Other Receivables | Fdt Qingdao Intellectual Technology Co. Ltd
Other Receivables Related Parties	227,242	0	227,242	0
Other Receivables | Qingdao Tungray Biology Technology Co., Ltd.
Other Receivables Related Parties	44,377	23,816	44,377	23,816
Other Receivables | Du Liling
Other Receivables Related Parties	48,828	0	48,828	0
Other Payables
Other Payable Related Parties	338,453	670,866	338,453	670,866
Other Payables | Fdt Qingdao Intellectual Technology Co. Ltd
Other Payable Related Parties	39,323	0	39,323	0
Other Payables | Tungray (Kunshan) Industrial Automation Co., Ltd
Other Payable Related Parties	0	41,853	0	41,853
Other Payables | Qingdao Tungray Technology Development Co., Ltd.
Other Payable Related Parties	18,438	0	18,438	0
Other Payables | Jingan Tang
Other Payable Related Parties	280,692	277,607	280,692	277,607
Other Payables | Liling Du
Other Payable Related Parties	0	38,216	0	38,216
Other Payables | Gang Wang
Other Payable Related Parties	0	54,005	0	54,005
Other Payables | Demin Han
Other Payable Related Parties	0	156,455	0	156,455
Other Payables | Lei Yao
Other Payable Related Parties	0	2,893	0	2,893
Other Payables | Mingxing Gao
Other Payable Related Parties	0	99,837	0	99,837
Operating Lease Liabilities
Operating Lease Liability Related Parties Current And Noncurrent	359,303	462,544	359,303	462,544
Current portion of operating lease liabilities - related parties	(168,551)	(123,094)	(168,551)	(123,094)
Noncurrent portion of operating lease liabilities - related parties	190,752	339,450	190,752	339,450
Operating Lease Liabilities | Jingan Tang
Operating Lease Liability Related Parties Current And Noncurrent	158,007	218,432	158,007	218,432
Operating Lease Liabilities | Tungray (Qingdao) Technology Development Co., Ltd
Operating Lease Liability Related Parties Current And Noncurrent	$ 201,296	$ 244,112	$ 201,296	$ 244,112